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VIA EDGAR


September 3, 2010


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Variable Separate Account ("Registrant")
         SunAmerica Annuity and Life Assurance Company ("Depositor") Polaris Protector Variable Annuity
         File No. 333-102906 and 811-03859

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information as supplemented that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in Post-Effective Amendment No. 14 and Amendment No. 15 filed on Form N-4 with the Securities and Exchange Commission on August 27, 2010, via EDGAR.

Should you have any questions regarding this, please do not hesitate to contact me at (310) 772-6259.


Very truly yours,

/s/ Helena Lee
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Helena Lee
Counsel